Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment and corporate information
Revenue from external customers	€ 19,335,909	€ 19,453,617	€ 19,398,017
Long-lived assets	24,620,509	24,242,403	26,539,796
Germany
Segment and corporate information
Revenue from external customers	478,962	484,238	487,281
Long-lived assets	1,866,455	2,053,635	1,517,741
United States
Segment and corporate information
Revenue from external customers	13,667,244	13,506,250	13,380,091
Long-lived assets	19,681,537	18,932,918	20,833,093
Rest of the World
Segment and corporate information
Revenue from external customers	5,189,703	5,463,129	5,530,645
Long-lived assets	€ 3,072,517	€ 3,255,850	€ 4,188,962